Trade Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Trade Accounts Receivable
As of December 31, 2022 and 2021, consolidated trade accounts receivable consisted of:

	2022	2021
Trade accounts receivable	$1,735	1,622
Allowances for expected credit losses	(91)	(101)

	$1,644	1,521

Summary of Trade Accounts Receivable and Allowance for Expected Credit Loss
As of December 31, 2022, the balances of trade accounts receivable and the allowance for Expected Credit Losses (“ECL”) were as follows:

	Accounts receivable	ECL allowance	ECL average rate
Mexico	$306	31	10.1%
United States	591	9	1.5%
Europe, Middle East, Africa and Asia	763	41	5.4%
South, Central America and the Caribbean	73	10	13.7%
Others	2	—	—

	$1,735	91

Summary of Allowance for Expected Credit Losses
Changes in the allowance for expected credit losses in 2022, 2021 and 2020, were as follows:

	2022	2021	2020
Allowances for expected credit losses at beginning of period	$101	121	116
Charged to selling expenses	9	1	23
Deductions	(21)	(16)	(19)
Reclassification to assets held for sale (note 4.2)	—	(2)	—
Foreign currency translation effects	2	(3)	1

Allowances for expected credit losses at end of period	$91	101	121